SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 89.8%

Africa/Middle East - 8.2%

Israel - 1.3%
NICE, Ltd., ADR *	775	134,594

South Africa - 6.9%
Bid Corp., Ltd.	9,850	252,414
Bidvest Group, Ltd.	5,525	93,629
Naspers, Ltd.	1,425	345,984

		692,027

Asia - 63.7%

Australia - 1.7%
Atlassian Corp. *	450	71,465
Rio Tinto, PLC, ADR	1,425	101,417

		172,882

China/Hong Kong - 23.0%
AIA Group, Ltd.	21,400	191,734
Alibaba Group Holding, Ltd., ADR	875	92,855
Baidu, Inc., ADR *	925	97,393
Budweiser Brewing Co. APAC, Ltd. [4]	46,000	61,895
China Mengniu Dairy Co., Ltd.	28,000	67,354
China Petroleum & Chemical Corp.	140,000	87,164
CSPC Pharmaceutical Group, Ltd.	192,400	149,735
ENN Energy Holdings, Ltd.	19,800	152,948
Hong Kong Exchanges & Clearing, Ltd.	5,100	214,002
Meituan *, [4]	6,820	150,896
Ping An Insurance Group Co. of China, Ltd.	26,900	173,535
Sands China, Ltd. *	42,400	108,647
Sinopharm Group Co., Ltd.	44,900	120,136
Tencent Holdings, Ltd.	8,200	468,972
Trip.com Group, Ltd., ADR *	3,275	194,633

		2,331,899

India - 3.2%
HDFC Bank, Ltd., ADR	4,375	273,700
MakeMyTrip, Ltd. *	510	47,404

		321,104

Indonesia - 2.0%
Astra International Tbk PT	176,000	58,705
XL Axiata Tbk PT	948,800	143,511

		202,216

Singapore - 7.6%
DBS Group Holdings, Ltd.	12,100	358,222
Flex, Ltd. *	4,000	133,720
Sea, Ltd, ADR *	1,225	115,493
Singapore Technologies Engineering, Ltd.	44,000	159,533

		766,968

South Korea - 9.5%
LG Chem, Ltd.	450	122,677
NAVER Corp.	450	58,293
Samsung Electronics Co., Ltd.	10,925	513,794
Shinhan Financial Group Co., Ltd.	4,150	176,130
SK Hynix, Inc.	650	86,786

		957,680

Name of Issuer	Quantity	Fair Value ($)

Taiwan - 15.0%
Cathay Financial Holding Co., Ltd.	88,784	186,565
Hon Hai Precision Industry Co., Ltd., GDR	16,625	194,845
Taiwan Semiconductor Co.	37,482	1,133,468

		1,514,878

Thailand - 1.7%
Bangkok Bank PCL	36,500	170,717

Europe - 1.6%

Netherlands - 1.6%
Prosus NV	3,705	161,917

Latin America - 8.2%

Argentina - 2.9%
Globant SA *	1,175	232,814
MercadoLibre, Inc. *	30	61,559

		294,373

Brazil - 1.6%
Ambev SA, ADR	21,575	52,643
Banco Bradesco SA	30,350	82,230
Lojas Renner SA	8,130	26,863

		161,736

Chile - 1.0%
Banco Santander Chile, ADR	4,700	97,572

Peru - 2.7%
Southern Copper Corp.	2,412	278,996

North America - 8.1%

Mexico - 2.1%
Fomento Economico Mexicano, ADR	1,575	155,468
Grupo Bimbo SAB de CV	16,000	55,021

		210,489

United States - 6.0%
Broadcom, Inc.	3,550	612,375

Total Common Stocks (cost: $6,013,231)		9,082,423

Investment Companies 5.6%
iShares MSCI India ETF (cost $292,600)	9,750	570,667

Short-Term Securities - 4.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $451,368)	451,368	451,368

Total Investments in Securities - 99.9% (cost $6,757,199)		10,104,458

Other Assets and Liabilities, net - 0.1%		9,901

Net Assets - 100.0%		$10,114,359

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Developing Markets Growth Fund (Continued)

*	Non-income producing security.
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144A Restricted Security. The total value of such securities as of September 30, 2024 was $212,791 and represented 2.1% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	294,373	—	—	294,373
Australia	172,882	—	—	172,882
Brazil	161,736	—	—	161,736
Chile	97,572	—	—	97,572
China/Hong Kong	2,331,899	—	—	2,331,899
India	321,104	—	—	321,104
Indonesia	202,216	—	—	202,216
Israel	134,594	—	—	134,594
Mexico	210,489	—	—	210,489
Netherlands	161,917	—	—	161,917
Peru	278,996	—	—	278,996
Singapore	766,968	—	—	766,968
South Africa	692,027	—	—	692,027
South Korea	957,680	—	—	957,680
Taiwan	1,514,878	—	—	1,514,878
Thailand	—	170,717	—	170,717
United States	612,375	—	—	612,375
Investment Companies	570,667	—	—	570,667
Short-Term Securities	451,368	—	—	451,368
Total:	9,933,741	170,717	—	10,104,458

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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